STATEMENT OF STOCKHOLDERS’ DEFICIT - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]
Balance at Dec. 31, 2014	$ (626,401)	$ 21,550		$ (744,472)	$ 96,521
Balance (in shares) at Dec. 31, 2014		13,965,424
Issuance of shares for cash	41,630	$ 41,630
Issuance of shares for cash (in shares)		930,848
Conversion of debenture	483,768	$ 483,768
Conversion of debenture (in shares)		13,176,094
Warrants and stock options issued (Note 6)	207,784		$ 207,784
Net loss	(600,835)			(600,835)
Foreign exchange translation	27,374				27,374
Balance at Dec. 31, 2015	(466,680)	$ 546,948	207,784	(1,345,307)	123,895
Balance (in shares) at Dec. 31, 2015		28,072,366
Issuance of shares for cash	366,455	$ 366,455
Issuance of shares for cash (in shares)		16,286,796
Warrants and stock options issued (Note 6)	375,041		375,041
Net loss	(1,502,204)			(1,502,204)
Foreign exchange translation	35,428				35,428
Balance at Dec. 31, 2016	$ (1,191,960)	$ 913,403	$ 582,825	$ (2,847,511)	$ 159,323
Balance (in shares) at Dec. 31, 2016		44,359,162